Related Party Transactions - Additional Information (Detail)	Jun. 30, 2019 AUD ($)
Disclosure Of Transactions Between Related Parties [Abstract]
Trade receivable from related party	$ 0
Trade payments to related party	0
Loans to related party	0
Loans from related party	$ 0